CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS (Details) - USD ($)	Oct. 01, 2024	Sep. 30, 2024	Jul. 01, 2024	Jun. 30, 2024
Customers transactions and credit balances
CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS
Calculated required reserve		$ 18,830,537		$ 19,326,300
Cash on deposit in the reserve account		19,667,586		19,677,378
Cash reserve deposit more than amount required		837,049		351,078
Amount deposited to reserve account in accordance with the rule			$ 150,000
Amount withdrew from reserve account in accordance with the rule	$ 337,049
Cash on deposit in the reserve account in excess of the amount required	$ 500,000		$ 501,078
Broker-dealer transactions and credit balances
CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS
Calculated required reserve		100,000		100,000
Cash on deposit in the reserve account		200,000		200,738
Cash reserve deposit more than amount required		$ 100,000		$ 100,738